Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total net revenues	$ 9,296,000	$ 3,786,000	$ 36,088,000	$ 10,659,000	$ 22,771,000	$ 17,975,000
Operating expenses
Cost of revenues	3,883,000	3,602,000	7,646,000	6,407,000
Research and development	3,915,000	5,182,000	13,558,000	30,737,000	30,465,000	78,363,000
Software cease-use costs		243,000		24,161,000
Selling, general and administrative	12,650,000	10,748,000	42,585,000	37,508,000	50,576,000	66,021,000
Change in fair value of contingent consideration liability				(104,339,000)	(104,339,000)	(126,277,000)
Goodwill impairment		82,714,000		112,347,000	112,347,000	3,610,000
IPR&D impairment				107,800,000	107,800,000
Amortization of acquired intangible assets	375,000	553,000	1,377,000	1,640,000	2,193,000	2,193,000
Total operating expenses	20,823,000	103,042,000	65,166,000	216,261,000	215,058,000	43,575,000
Loss from operations	(11,527,000)	(99,256,000)	(29,078,000)	(205,602,000)	(192,287,000)	(25,600,000)
Other income (expense):
Interest income	77,000	23,000	254,000	205,000	320,000	365,000
Interest expense	(1,752,000)	(971,000)	(4,452,000)	(2,352,000)	(3,015,000)
Change in fair value of warrant liabilities	714,000	5,187,000	(1,156,000)	6,788,000	6,164,000	42,109,000
Change in fair value of debt	(708,000)	2,003,000	(694,000)	(354,000)	(1,177,000)	(2,522,000)
Loss on debt extinguishment			(3,908,000)
Other expense, net	(2,902,000)	(862,000)	(5,565,000)	(4,527,000)	(6,290,000)	(147,000)
Total other income (expense)	(4,571,000)	5,380,000	(15,521,000)	(240,000)	(3,998,000)	39,805,000
Loss before income taxes	(16,098,000)	(93,876,000)	(44,599,000)	(205,842,000)	(196,285,000)	14,205,000
Income tax expense (benefit)					10,000	13,000
Net loss	(16,098,000)	(93,876,000)	(44,599,000)	(205,842,000)	(196,295,000)	14,192,000
Change in fair value of debt due to change in credit risk, net of tax	(2,000)		(2,000)	2,541,000	146,000	9,000
Other comprehensive (loss) income	(2,000)		(2,000)	2,541,000	146,000	9,000
Comprehensive loss	$ (16,100,000)	$ (93,876,000)	$ (44,601,000)	$ (203,301,000)	$ (196,149,000)	$ 14,201,000
Net (loss) income per share - basic	$ (0.73)	$ (4.98)	$ (2.05)	$ (11.86)	$ (11.02)	$ 1.01
Weighted average shares outstanding - basic	21,976,339	18,831,713	21,756,498	17,353,605	17,813,044	13,990,703
Net (loss) income per share - diluted	$ (0.73)	$ (4.98)	$ (2.05)	$ (11.86)	$ (11.02)	$ 0.95
Weighted average shares outstanding - diluted	21,976,339	18,831,713	21,756,498	17,353,605	17,813,044	14,983,002
Product [Member]
Revenues
Total net revenues	$ 3,393,000	$ 1,684,000	$ 26,199,000	$ 3,633,000	$ 13,149,000	$ 3,749,000
Operating expenses
Cost of revenues	547,000	557,000	2,888,000	1,486,000	8,628,000	2,353,000
Service [Member]
Revenues
Total net revenues	1,292,000	1,427,000	3,857,000	4,062,000	5,441,000	5,512,000
Operating expenses
Cost of revenues	238,000	398,000	952,000	1,355,000	1,650,000	3,536,000
License Royalty And Other [Member]
Revenues
Total net revenues	4,611,000	675,000	6,032,000	2,964,000	4,181,000	8,714,000
Operating expenses
Cost of revenues	$ 3,098,000	$ 2,647,000	$ 3,806,000	$ 3,566,000	$ 5,738,000	$ 13,776,000